Related Party Transactions (Details 5) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SALES TO:
Total Sales	$ 1,519,531	$ 506,495
Service [Member]
SERVICE PROVIDED BY:
Total Services Consumed	421,950
TDH Group BVBA [Member] | Service [Member]
SERVICE PROVIDED BY:
Total Services Consumed	278,396
Hanyinhe [Member] | Service [Member]
SERVICE PROVIDED BY:
Total Services Consumed	9,373
Tdh Japan [Member] | Service [Member]
SERVICE PROVIDED BY:
Total Services Consumed	134,181
Sales [Member]
SALES TO:
Total Sales	1,519,531	506,495
Sales [Member] | Like [Member]
SALES TO:
Total Sales	1,167,933	506,495
Sales [Member] | Liujiayi [Member]
SALES TO:
Total Sales	25,832
Sales [Member] | TDH Group BVBA [Member]
SALES TO:
Total Sales	325,766
Purchases [Member]
PURCHASES FROM:
Total Purchases	31,561	198,377	643,149
Purchases [Member] | Like [Member]
PURCHASES FROM:
Total Purchases			490,388
Purchases [Member] | TDH Group BVBA [Member]
PURCHASES FROM:
Total Purchases	2,689
Purchases [Member] | Yinhe Jiutian [Member]
PURCHASES FROM:
Total Purchases		5,059	138,943
Purchases [Member] | Kangkang Family Farm [Member]
PURCHASES FROM:
Total Purchases		30,191	13,818
Purchases [Member] | Zhenyu [Member]
PURCHASES FROM:
Total Purchases	$ 28,872	$ 163,127